SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF NUMBER AND EXERCISE PRICE OF OUTSTANDING SHARE OPTIONS AND WARRANTS
# of share outstanding		113,905,949
Shores in escrow [1]		(32,670,896)

Options:		# of options	Exercise price
24-Feb-2025		1,160,000	$0.80
19-Aug-2025		240,000	$0.45
25-Feb-2026		597,000	$1.60
25-Oct-2026		998,794	$2.00
26-Jan-2026		4,743,000	$0.39
29-Sep-2026		1,343,850	$0.91
20-Jan-2027		2,740,400	$2.11
		11,823,044
Options in escrow [1]		(3,847,100)

Warrants:
13-Aug-2022 [2]		1,088,783	$0.45
31-Aug-2022		150,000	$0.45
16-Apr-2023		693,905	$1.75
03-Aug-2024		295,652	$2.40
		2,228,340

Prefer shares	118,186	13,131
(conversion ratio 9:1)

Fully diluted # of shares		127,970,464

Note 1:	Certain directors, officers and seed share shareholders of the Company are subject to escrow requirements pursuant to the Policy 5.4 - Escrow, Vendor Considerations and Resale Restrictions of the TSX Venture Exchange (“Exchange Policy 5.4”).

Note 2:	Subsequently, 1,076,408 of warrants were exercised and 12,375 expired.

SCHEDULE OF SELECTED FINANCIAL INFORMATION

	Select Financial Information
	NAN (as at March 31, 2022) (‘$000)	PNR (as at March 31, 2022) (‘$000)	Pro Forma Adjustments(1)(2) (‘$000)	Resulting Issuer Pro Forma Consolidation (‘$000)
Current Assets	2,595	6,300	14,566	23,461
Total Assets	41,970	21,187	67,722	130,879
Current Liabilities	777	5,824(1)	(3,055)	3,546
Total Liabilities	777	34,662	(31,742)	3,697
Shareholders’ Equity	41,193	(13,476)	99,465	127,182
Net Loss	390	23,649	(19,847)	4,192(3)

Note:

(1)	Includes US$1.35 million of success fees payable to CIBC World Markets Inc. in connection with the Selebi acquisition, of which US$1 million was paid in May 2022, with the balance of US$350,000 to be due upon the next financing by the Company.

(2)	The pro forma adjustments include, among other things, the adjustments for the subscription receipt financing of the Company which was completed on April 28, 2022, an advisory fee of $420,000, which will be payable to INFOR Financial Inc. upon the closing of the RTO and certain non-recurring due diligence and transaction costs in respect of the Selebi and Selkirk acquisitions and the RTO.